Operating Segments - Summary of Geographical Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [Line Items]
Revenue		$ 79,221	$ 56,806	$ 21,052	$ 6,361	$ 104,946	$ 146,889	$ 117,957	$ 141,737	$ 163,440	$ 511,529	$ 486,011
Non-Current Assets*	[1]	769,864				792,278				769,864	792,278
India [Member]
Disclosure of geographical areas [Line Items]
Revenue										161,313	490,861	453,912
Non-Current Assets*	[1]	764,291				786,770				764,291	786,770
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue										32	536	647
Non-Current Assets*	[1]	437				112				437	112
South East Asia [Member]
Disclosure of geographical areas [Line Items]
Revenue										1,375	10,324	20,145
Non-Current Assets*	[1]	4,902				4,876				4,902	4,876
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue											3,998	4,811
All Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue										720	5,810	$ 6,496
Non-Current Assets*	[1]	$ 234				$ 520				$ 234	$ 520

[1]	Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).